Equity Awards and Warrants - Warrants Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023	May 31, 2022	May 31, 2021
Equity Awards and Warrants
Warrants outstanding beginning of period	259,910	73,248	42,934
Granted	42,019	201,771	38,220
Exercised	(3,000)	(6,207)	(5,167)
Forfeited, expired, and cancelled	(5,603)	(8,902)	(2,740)
Warrants outstanding at end of period	293,326	259,910	73,248	42,934
Warrants outstanding and exercisable	293,326	259,910
Outstanding at the beginning of the year (in dollars per share)	$ 0.37	$ 0.59	$ 0.68
Granted	0.40	0.33	0.52
Exercised	0.10	0.63	0.70
Forfeited, expired, and cancelled	0.75	0.75	0.73
Outstanding at the end of the year (in dollars per share)	0.37	0.37	$ 0.59	$ 0.68
Warrants outstanding and exercisable	$ 0.37	$ 0.37
Weighted average remaining contractual life in years	4 years 3 months 21 days	4 years 6 months 25 days	3 years 2 months 4 days	2 years 10 months 20 days
Weighted average remaining contractual life in years exercisable	4 years 3 months 21 days	4 years 6 months 25 days
Aggregate intrinsic value outstanding of beginning	$ 7,276	$ 352	$ 52,671
Aggregate intrinsic value exercised		758	5,514
Aggregate intrinsic value outstanding of end period	2,902	7,276	$ 352	$ 52,671
Aggregate intrinsic value exercisable	$ 2,902	$ 7,276